UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  1370 Avenue of the Americas
          25th Floor
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333

Signature, Place and Date of Signing:


/s/ Alan Rivera              New York, New York                November 7, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        6

Form 13F Information Table Value Total: $416,746
                                       (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                                                                                  Voting Authority
                                 Title of                               Shrs or   Sh / Put    Invsmt   Other
Name of Issuer                    Class        CUSIP         Value      Prn Amt  Prn / Call   Dscrtn   Mngrs   Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ANDRX CORP.                    ANDRX GROUP   034553107    93,428,650   6,055,000     SH        SOLE     NONE   6,055,000
BENCHMARK ELECTRONICS INC.         COM       08160H10     95,197,272   3,160,600     SH        SOLE     NONE   3,160,600
BRINK'S CO.                        COM       109696104   158,409,480   3,858,000     SH        SOLE     NONE   3,858,000
CHECKPOINT SYSTEMS INC.            COM       162825103    45,397,708   1,913,900     SH        SOLE     NONE   1,913,900
DENDRITE INTERNATIONAL, INC.       COM       248239105    24,124,160   1,203,200     SH        SOLE     NONE   1,203,200
NDC HEALTH CORP.                   COM       639480102     189,200       10,000      SH        SOLE     NONE    10,000

04129.0003 #615490